Segment Information (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Net revenue - external	$ 927,501,037	$ 786,531,871	$ 516,314,697
Percentage of total revenue	100.00%	100.00%	100.00%
LCD display network
Segment Reporting Information
Net revenue - external	465,482,598	444,364,783	297,641,916
Percentage of total revenue	50.20%	56.50%	57.70%
In-store network
Segment Reporting Information
Net revenue - external	51,787,463	56,374,245	37,777,154
Percentage of total revenue	5.60%	7.20%	7.30%
Poster frame network
Segment Reporting Information
Net revenue - external	301,557,575	185,448,868	121,893,079
Percentage of total revenue	32.50%	23.60%	23.60%
Movie theater network
Segment Reporting Information
Net revenue - external	76,654,316	50,835,068	18,094,945
Percentage of total revenue	8.30%	6.50%	3.50%
Traditional outdoor billboards
Segment Reporting Information
Net revenue - external	$ 32,019,085	$ 49,508,907	$ 40,907,603
Percentage of total revenue	3.40%	6.20%	7.90%